Derivative Instruments And Hedging Activities (Effects Of Derivatives Not Designated As Hedging Instruments) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011		May 30, 2010		May 31, 2009
Amount of Gain (Loss) Recognized in Earnings	$ 7.2		$ 3.3		$ (2.0)
Commodity Contracts [Member] | Cost Of Sales [Member]
Amount of Gain (Loss) Recognized in Earnings	0.6	[1]	(0.2)	[1]	(5.0)	[1]
Equity Forwards [Member] | Selling, General And Administrative [Member]
Amount of Gain (Loss) Recognized in Earnings	3.3		1.3		0.9
Equity Forwards [Member] | Cost Of Sales [Member]
Amount of Gain (Loss) Recognized in Earnings	$ 3.3	[2]	$ 2.2	[2]	$ 2.1	[2]

[1]	Location of the gain (loss) recognized in earnings is food and beverage costs and restaurant expenses, which are components of cost of sales.
[2]	Location of the gain (loss) recognized in earnings is restaurant labor expenses, which is a component of cost of sales.